Gain on Sale of a Business - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on sale of East Fishkill (“EFK”) business		$ 0	$ 403	$ 0
Discontinued Operations - Tampines, Singapore Facility
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received			406	$ 170
Gain on sale of East Fishkill (“EFK”) business			403
Net liabilities			$ (9)
Discontinued Operations - Tampines, Singapore Facility | Other disposals of assets
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received	$ 236